Related parties - Transactions with other related parties (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans granted to related parties
Related parties
Amounts owed by related parties	₽ 19,719
Interest income	947
Loans granted to related parties | Equity-accounted investee
Related parties
Amounts owed by related parties	19,719
Interest income	947
Loans received from related parties
Related parties
Amounts owed to related parties	1,478
Interest expense	11
Loans received from related parties | Minority shareholders
Related parties
Amounts owed to related parties	1,478
Interest expense	11
Services provided to and received from related parties
Related parties
Amounts owed by related parties	1,140		₽ 1,129
Amounts owed to related parties	688	₽ 270	1,478
Services provided to related parties	6,902	7,448	2,593
Services received from related parties	746	9,309
Services provided to and received from related parties | Shareholders
Related parties
Amounts owed by related parties			1,129
Services received from related parties		9,309
Services provided to and received from related parties | Subsidiaries of shareholders exercising significant influence over the Group
Related parties
Amounts owed to related parties	688	270	1,478
Services provided to related parties	4,621	₽ 7,448	₽ 2,593
Services received from related parties	720
Services provided to and received from related parties | Equity-accounted investee
Related parties
Amounts owed by related parties	1,140
Services provided to related parties	2,281
Services received from related parties	₽ 26